Income Taxes (Provision for Income Taxes Components) (Details 2) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Expense (Benefit), Continuing Operations [Abstract]
U.S. Federal, Current									$ 10,743	$ 56,342	$ 5,728
State and Local, Current									5,930	6,325	402
Non-U.S.									10,079	8,463	2,441
Total income tax, Current									26,752	71,130	8,571
U.S. Federal, Deferred									(153,217)	33,959	20,890
State and Local, Deferred									3,306	(5,164)	(10,749)
Non-U.S.									3,459	(18,725)	1,788
Total income tax, Deferred									(146,452)	10,070	11,929
U.S. Federal, Total									(142,474)	90,301	26,618
State and Local, Total									9,236	1,161	(10,347)
Non-U.S.									13,538	(10,262)	4,229
Total provision for income tax	$ (159,700)	$ 13,400	$ 23,900	$ 2,700	$ 27,200	$ 7,800	$ 23,800	$ 22,400	$ (119,700)	$ 81,200	$ 20,500